1. Nature of Operations and Going Concern (Schedule of Discontinued Operations) (Details) (USD $)	3 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations
Revenues	$ 222,625	$ 659,790
Instructional costs and services	200,362	569,747
Total costs and expenses	200,362	569,747
Income (loss) from discontinued operations, net of income taxes	22,263	90,043
Discontinued operations (Note 1)
Cash and cash equivalents
Accounts receivable, net of allowance of $295,045 and $295,045, respectively	257,322	113,822
Other current assets
Net assets from discontinued operations	257,322	113,822	113,822	393,214	632,135
Liabilities
Accounts payable	1,178	1,178
Accrued expenses	202,389	70,201
Deferred revenue	129,250	53,125
Net liabilities from discontinued operations	$ 332,817	$ 124,504